Financial Instruments (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Other financial assets		$ 24,166,023	$ 14,485,896
Cash and cash equivalents		396,389,016	196,369,224	$ 319,014,050	$ 170,044,602
Trade and other current receivables (net)		277,248,558	303,238,567
Account receivable from to related companies		5,445,634	3,396,807
Total financial assets		703,249,231	517,490,494
Financial liabilities
Other financial liabilities		315,818,562	270,635,594	$ 189,108,199
Total financial liabilities measured at amortized cost		482,006,330	297,084,660
Lease liabilities	[1]	32,134,911	33,070,356
Account payable- trade and other payable		324,540,952	306,682,108
Accounts payable to related entities		18,432,354	8,979,434
Total Financial liabilities		857,114,547	645,816,558
Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		4,243,939	240,394
Lease liabilities			0
Account payable- trade and other payable		0	0
Accounts payable to related entities		0	0
Total Financial liabilities		4,243,939	240,394
Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		5,323,640	805,306
Lease liabilities			0
Account payable- trade and other payable		0	0
Accounts payable to related entities		0	0
Total Financial liabilities		5,323,640	805,306
Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		472,438,751	296,038,960
Lease liabilities			33,070,356
Account payable- trade and other payable		324,540,952	306,682,108
Accounts payable to related entities		18,432,354	8,979,434
Total Financial liabilities		847,546,968	644,770,858
Bank borrowings [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		125,906,105	142,196,520
Bank borrowings [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Bank borrowings [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Bank borrowings [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		125,906,105	142,196,520
Bond payable [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		332,416,479	140,551,686
Bond payable [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Bond payable [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Bond payable [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		332,416,479	140,551,686
Financial leases obligations [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		32,134,911
Financial leases obligations [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0
Financial leases obligations [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		32,134,911
Deposits for return of bottles and containers [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		14,116,167	13,290,754
Deposits for return of bottles and containers [Member] | Fair value with changes in income [member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Deposits for return of bottles and containers [Member] | Hedge derivatives [Member]
Financial liabilities
Total financial liabilities measured at amortized cost		0	0
Deposits for return of bottles and containers [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Total financial liabilities measured at amortized cost		14,116,167	13,290,754
Derivative financial instruments [Member]
Financial assets
Other financial assets		222,443	3,412,197
Market securities and investments in other companies [Member]
Financial assets
Other financial assets		7,329,096	6,245,817
Derivative designated as hedges [Member]
Financial assets
Other financial assets		16,614,484	4,827,882
Derivative not designated as hedges [Member]
Financial liabilities
Other financial liabilities		4,243,939	240,394
Derivative not designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities		4,243,939	240,394
Derivative not designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities		0	0
Derivative not designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities		0	0
Derivatives designated as hedges [Member]
Financial liabilities
Other financial liabilities		5,323,640	805,306
Derivatives designated as hedges [Member] | Fair value with changes in income [member]
Financial liabilities
Other financial liabilities		0	0
Derivatives designated as hedges [Member] | Hedge derivatives [Member]
Financial liabilities
Other financial liabilities		5,323,640	805,306
Derivatives designated as hedges [Member] | Financial libilities measured at amortized cost [member]
Financial liabilities
Other financial liabilities		0	0
Fair value with changes in income [member]
Financial assets
Other financial assets		7,551,539	9,658,014
Cash and cash equivalents		0	0
Trade and other current receivables (net)		0	0
Account receivable from to related companies		0	0
Total financial assets		7,551,539	9,658,014
Fair value with changes in income [member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		222,443	3,412,197
Fair value with changes in income [member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		7,329,096	6,245,817
Fair value with changes in income [member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0	0
Financial Assets Measured At Amortized Cost [Member]
Financial assets
Other financial assets		0	0
Cash and cash equivalents		396,389,016	196,369,224
Trade and other current receivables (net)		277,248,558	303,238,567
Account receivable from to related companies		5,445,634	3,396,807
Total financial assets		679,083,208	503,004,598
Financial Assets Measured At Amortized Cost [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0	0
Financial Assets Measured At Amortized Cost [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0	0
Financial Assets Measured At Amortized Cost [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member]
Financial assets
Other financial assets		16,614,484	4,827,882
Cash and cash equivalents		0	0
Trade and other current receivables (net)		0	0
Account receivable from to related companies		0	0
Total financial assets		16,614,484	4,827,882
Hedge derivatives [Member] | Derivative financial instruments [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member] | Market securities and investments in other companies [Member]
Financial assets
Other financial assets		0	0
Hedge derivatives [Member] | Derivative designated as hedges [Member]
Financial assets
Other financial assets		$ 16,614,484	$ 4,827,882

[1]	See Note 22 - Lease liabilities.